Investments - Rollforward of changes in allowance for credit losses on available for sale fixed maturity securities by major investment category (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 148	$ 78	$ 78	$ 131	$ 5
Additions:
Securities for which allowance for credit losses were not previously recorded	14	127	175	49	239
Purchases of available for sale debt securities accounted for as purchased credit deteriorated assets			0	0	25
Accretion of available for sale debt securities accounted for as purchased credit deteriorated assets			0	0	1
Reductions:
Securities sold during the period	(19)	(2)	(51)	(23)	(24)
Additional net increases or decreases to the allowance for credit losses on securities that had an allowance recorded in a previous period, for which there was no intent to sell before recovery, amortized cost basis	3	(62)	(29)	(60)	(46)
Write-offs charged against the allowance	(50)	0	(25)	(19)	(69)
Balance, end of period	96	141	148	78	131
Structured
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	27	8	8	14	5
Additions:
Securities for which allowance for credit losses were not previously recorded	2	33	36	3	28
Purchases of available for sale debt securities accounted for as purchased credit deteriorated assets			0	0	25
Accretion of available for sale debt securities accounted for as purchased credit deteriorated assets			0	0	1
Reductions:
Securities sold during the period	(2)	0	(3)	(4)	(3)
Additional net increases or decreases to the allowance for credit losses on securities that had an allowance recorded in a previous period, for which there was no intent to sell before recovery, amortized cost basis	0	(30)	(14)	(5)	(42)
Write-offs charged against the allowance	0	0	0	0	0
Balance, end of period	27	11	27	8	14
Non-Structured
Debt Securities, Available-for-Sale, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	121	70	70	117	0
Additions:
Securities for which allowance for credit losses were not previously recorded	12	94	139	46	211
Purchases of available for sale debt securities accounted for as purchased credit deteriorated assets			0	0	0
Accretion of available for sale debt securities accounted for as purchased credit deteriorated assets			0	0	0
Reductions:
Securities sold during the period	(17)	(2)	(48)	(19)	(21)
Additional net increases or decreases to the allowance for credit losses on securities that had an allowance recorded in a previous period, for which there was no intent to sell before recovery, amortized cost basis	3	(32)	(15)	(55)	(4)
Write-offs charged against the allowance	(50)	0	(25)	(19)	(69)
Balance, end of period	$ 69	$ 130	$ 121	$ 70	$ 117